UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       September 30, 2011

Check here if Amendment    [ ];      Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Loeb Offshore  Management LP
Address:	61 Broadway
	New York, NY 10006
Form 13F File Number:      	028-13176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	David S. Hampson
Title:	Senior Vice President
Phone:	212-483-7086

Signature, Place and Date of Signing:

/s/ David S. Hampson
New York, NY
November 16, 2011

Report Type (Check only one.):

[] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






List of Other Managers Reporting for this Manager:


Form 13F File Number	Name
028-06940	Loeb Arbitrage Management LP